UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2009

Item 1. Reports to Stockholders

Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal
Money Market Fund

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Massachusetts Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Fidelity Massachusetts Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,044.50	$ 2.43
Hypothetical A		$ 1,000.00	$ 1,022.41	$ 2.41
Fidelity Massachusetts Municipal Money Market Fund	.56%
Actual		$ 1,000.00	$ 1,000.50	$ 2.78
Hypothetical A		$ 1,000.00	$ 1,022.02	$ 2.81

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.9	19.9
Special Tax	18.4	20.2
Education	14.7	15.3
Transportation	14.4	12.8
Water & Sewer	13.6	11.9
Weighted Average Maturity as of July 31, 2009
		6 months ago
Years	8.9	11.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of July 31, 2009
6 months ago
Years	7.8	7.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2009	As of January 31, 2009
AAA 13.6%	AAA 12.4%
AA,A 73.3%	AA,A 68.4%
BBB 7.5%	BBB 11.9%
BB and Below 0.7%	BB and Below 0.9%
Not Rated 2.6%	Not Rated 2.0%
Short-Term Investments and Net Other Assets 2.3%	Short-Term Investments and Net Other Assets 4.4%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,393,034
Series 2008:
4.625% 10/1/11	1,100,000	1,117,193
5.375% 10/1/14	1,150,000	1,183,511
5.875% 10/1/18	1,900,000	1,996,577
		6,690,315
Massachusetts - 94.8%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,414,452
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,376,344
Boston Gen. Oblig.:
Series 2005 A, 5% 1/1/17	1,005,000	1,124,806
Series 2007 A, 5% 3/1/22	2,335,000	2,558,016
Series 2007 B, 5% 3/1/21	7,335,000	8,117,718
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,705,000	10,092,327
5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,990,000	8,263,018
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,200,000	6,376,514
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,849,959
5% 11/1/26	1,500,000	1,599,960
5% 11/1/28	2,195,000	2,307,143
Sr. Series A:
5.25% 11/1/19	10,325,000	11,609,843
5.75% 11/1/13	1,690,000	1,819,640
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,388,450
5% 5/15/24	5,050,000	5,391,784
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,567,129
5% 6/15/19 (FSA Insured)	1,535,000	1,627,392
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,110,980
5% 4/1/16 (FSA Insured)	1,000,000	1,109,620
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,081,794
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,501,864
5% 5/15/19 (AMBAC Insured)	1,000,000	1,041,710
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,370,164
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,053,270
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,458,384
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,564,395
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,423,472
Lynn Gen. Oblig.:
5.375% 8/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,278,746
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,235,000	2,401,910
5.375% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,345,000	2,505,562
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,912,340
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,145,482
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,619,701
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,644,813
5% 8/15/20	1,465,000	1,586,551
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	2,010,000	2,212,749
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21	1,500,000	1,830,660
7% 3/1/21 (FGIC Insured)	3,025,000	3,691,831
Series 1992 B, 6.2% 3/1/16	27,525,000	31,833,764
Series 1993 A, 5.5% 3/1/12	7,150,000	7,455,305
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2000 A:
5.25% 7/1/30	7,085,000	7,136,366
5.75% 7/1/15	85,000	87,797
5.75% 7/1/18	330,000	338,696
Series 2008 A, 5.25% 7/1/34	17,750,000	18,452,900
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,142,521
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2003 C:
5.25% 7/1/21	$ 4,000,000	$ 4,634,360
5.25% 7/1/23	3,950,000	4,522,632
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,550,600
Series 2006 A, 5.25% 7/1/32	7,745,000	8,338,267
Series 2006 C:
5% 7/1/22	9,900,000	10,829,214
5% 7/1/23	10,000,000	10,851,900
Series 2009 B:
5% 7/1/17	7,000,000	8,026,340
5% 7/1/18	4,500,000	5,164,560
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
(Emerson College Proj.) Series 2006 A, 5% 1/1/18	1,920,000	1,964,026
Series 2006 A:
5% 1/1/14	1,500,000	1,571,715
5% 1/1/17	1,250,000	1,289,738
5% 1/1/19	2,225,000	2,250,988
5% 1/1/20	3,000,000	3,010,920
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,083,718
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,696,025
5% 7/1/21	3,090,000	3,330,124
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	9,116,900
Series U4, 5.7% 10/1/40	3,100,000	3,123,498
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,109,982
5% 10/1/24	1,210,000	1,286,666
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,570,110
Series 2008 B, 5% 9/1/22	1,100,000	1,181,235
(Mount Holyoke College Proj.) Series 2001:
5.125% 7/1/21	5,715,000	5,892,051
5.25% 7/1/31	11,785,000	11,918,406
5.5% 7/1/14	750,000	801,300
5.5% 7/1/15	910,000	970,297
5.5% 7/1/16	590,000	626,810
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Regis College Proj.) Series 1998:
5.25% 10/1/18	$ 2,240,000	$ 1,883,907
5.5% 10/1/28	5,660,000	4,058,843
Series 2008, 5.75% 9/1/25	8,000,000	8,737,840
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	10,250,000	10,497,743
Massachusetts Edl. Fing. Auth. Rev.:
Series 1998 AG, 5% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	910,000	910,710
Series 1998 CG:
4.7% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	810,000	810,859
4.9% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,150,000	1,150,725
Series 1999 AE:
4.65% 7/1/10 (AMBAC Insured) (c)	1,065,000	1,068,621
4.75% 7/1/11 (AMBAC Insured) (c)	1,830,000	1,829,433
4.8% 7/1/12 (AMBAC Insured) (c)	470,000	469,398
4.95% 7/1/14 (AMBAC Insured) (c)	895,000	888,887
5% 7/1/15 (AMBAC Insured) (c)	425,000	420,746
Massachusetts Fed. Hwy.:
Series 1998 A, 0% 6/15/15	1,455,000	1,209,352
Series 2000 A:
5.75% 6/15/11	8,660,000	9,206,100
5.75% 12/15/11	9,510,000	10,109,701
5.75% 6/15/12	5,000,000	5,283,050
5.75% 6/15/13	8,000,000	8,442,800
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (d)	5,035,000	5,305,984
5.75% 6/15/15 (Pre-Refunded to 12/15/10 @ 100) (d)	7,000,000	7,376,740
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,384,720
5.5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,769,440
5.5% 11/1/20	1,000,000	1,185,490
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,370,980
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (d)	1,795,000	2,013,649
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (d)	$ 240,000	$ 267,756
Series 2002 E:
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	4,315,000	4,825,767
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (d)	695,000	777,267
Series 2003 D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (d)	3,800,000	4,332,380
5.5% 10/1/18	6,000,000	7,150,500
5.5% 10/1/19	7,000,000	8,332,730
Series 2004 A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (d)	5,000,000	5,678,300
5.25% 8/1/20	4,500,000	5,249,025
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (d)	4,850,000	5,554,608
Series 2005 A, 5% 3/1/18	25,000,000	27,399,750
Series 2006 B:
5.25% 9/1/20 (FSA Insured)	4,255,000	4,963,330
5.25% 9/1/22	15,000,000	17,358,300
Series 2006 D, 5% 8/1/19	8,990,000	9,889,809
Series 2007 A, 1.245% 5/1/37 (b)	20,000,000	13,054,800
Series 2007 B, 5% 11/1/15	7,000,000	8,092,350
Series 2007 C:
5% 8/1/32	18,500,000	18,792,115
5% 8/1/37	33,800,000	34,021,052
5.25% 8/1/21 (AMBAC Insured)	980,000	1,089,241
5.25% 8/1/22	1,985,000	2,181,714
5.25% 8/1/23	12,800,000	14,003,840
5.25% 8/1/24	6,500,000	7,083,375
Series 2008 A:
5% 8/1/33	3,000,000	3,047,760
5% 8/1/38	4,085,000	4,102,606
Series 2009 A, 5% 3/1/39	15,000,000	15,010,800
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (b)	3,000,000	3,064,200
(Baystate Health Sys. Proj.):
Series 2009 I, 5.75% 7/1/36	7,500,000	7,336,725
Series 2009 K, 5%, tender 7/1/15 (b)	3,000,000	3,125,850
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	$ 1,305,000	$ 1,352,854
5.75% 7/1/18	1,300,000	1,340,521
5.75% 7/1/19	1,455,000	1,492,394
5.75% 7/1/20	1,240,000	1,265,135
5.75% 7/1/33	3,000,000	2,942,520
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,089,550
5% 10/1/19	3,290,000	3,469,996
5% 10/1/21	3,270,000	3,393,966
5% 10/1/23	2,000,000	2,041,500
5% 10/1/25	5,950,000	6,001,170
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (e)	10,830,000	10,857,617
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780,000	2,807,300
5.25% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,413,748
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	926,750
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	726,032
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,638,210
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,834,320
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,474,935
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,401,367
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	958,340
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,787,520
Series 2008 E1:
5% 7/1/28	2,525,000	2,239,498
5.125% 7/1/33	2,000,000	1,711,540
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 E1:
5.125% 7/1/38	$ 3,640,000	$ 3,067,574
5.375% 7/1/21	10,850,000	10,602,512
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,365,600
5.375% 7/1/24	5,015,000	4,779,897
5.375% 7/1/25	3,500,000	3,304,980
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	1,610,600
(Harvard Univ. Proj.) Series FF, 5.125% 7/15/37	32,840,000	33,281,698
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C, 5% 8/15/30 (FGIC Insured)	5,190,000	4,625,380
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/10	2,000,000	1,950,960
5.25% 7/1/11	3,025,000	2,866,581
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	7,100,000	7,413,891
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,394,590
Series K, 5.375% 7/1/17	6,805,000	8,108,906
Series L:
5% 7/1/18	4,315,000	5,017,914
5% 7/1/23	3,990,000	4,573,178
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	15,900,000	16,202,100
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	476,560
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	666,936
5% 10/1/17	750,000	812,573
5% 10/1/18	500,000	536,010
5% 10/1/20	2,000,000	2,104,920
5% 10/1/22	1,160,000	1,202,178
5% 10/1/27	3,030,000	3,026,213
5% 10/1/28	1,000,000	987,800
5% 10/1/33	5,000,000	4,606,200
Series 2009 T1, 4.125%, tender 2/16/12 (b)	5,000,000	5,078,650
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2009 Y1:
5% 10/1/15	$ 1,425,000	$ 1,552,267
5% 10/1/16	1,495,000	1,564,413
5% 10/1/16	1,090,000	1,140,609
5% 10/1/17	1,570,000	1,637,165
5% 10/1/19	1,730,000	1,750,501
Series 2009 Y2:
5% 10/1/17	1,145,000	1,193,983
5% 10/1/18	1,215,000	1,239,980
(Partners HealthCare Sys. Proj.) Series 2009 I3:
5% 7/1/21	2,300,000	2,376,130
5% 7/1/22	5,000,000	5,129,450
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.125% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,885,000	3,891,760
5.375% 7/1/24	7,430,000	7,452,513
Series 2005 F:
5% 7/1/17	1,410,000	1,486,493
5% 7/1/19	1,760,000	1,820,790
5% 7/1/20	2,350,000	2,412,698
5% 7/1/21	1,150,000	1,174,691
5% 7/1/22	1,855,000	1,886,201
Series 2007 G:
5% 7/1/18	1,500,000	1,584,090
5% 7/1/20	1,300,000	1,344,538
5% 7/1/22	1,350,000	1,379,106
5% 7/1/27	7,750,000	7,759,688
5% 7/1/28	5,515,000	5,501,378
Series C:
5.75% 7/1/21	2,500,000	2,575,600
5.75% 7/1/32	190,000	192,979
Series E:
5% 7/1/17	1,255,000	1,301,749
5% 7/1/19	1,390,000	1,423,082
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	800,000	812,168
5.625% 7/1/19	370,000	371,269
5.75% 7/1/29	6,370,000	5,884,988
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	$ 4,500,000	$ 4,631,220
Series I, 5.5% 2/15/36	5,000,000	5,040,650
Series J, 5.5% 8/15/17	500,000	592,895
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,302,565
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	4,022,595
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	593,131
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (d)	215,000	233,518
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,118,741
5% 7/1/20	2,075,000	2,203,214
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,060,305
Series 2006 L:
5% 7/1/17	1,000,000	1,134,550
5% 7/1/18	1,000,000	1,120,570
5% 7/1/19	1,695,000	1,872,687
5% 7/1/20	2,410,000	2,633,070
5% 7/1/21	2,535,000	2,758,283
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,835,592
5.375% 6/1/30	8,000,000	8,268,960
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,230,238
5% 10/1/18 (FGIC Insured)	1,985,000	2,065,968
5% 10/1/19 (FGIC Insured)	1,350,000	1,396,670
5% 10/1/20 (FGIC Insured)	2,465,000	2,534,981
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series 1994 A, 5.75% 2/1/14	9,900,000	9,933,462
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,601,460
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,541,253
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000,000	8,452,560
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.: - continued
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 8,510,000	$ 8,991,411
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,965,000	1,912,456
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (d)	850,000	919,037
Series 1998 A, 5% 7/1/23 (FSA Insured)	8,750,000	8,758,750
Series 1998 B:
5% 7/1/10 (FSA Insured) (c)	2,275,000	2,281,120
5% 7/1/15 (FSA Insured) (c)	3,310,000	3,312,019
Series 1999 B:
5.5% 7/1/10 (FSA Insured) (c)	11,470,000	11,599,955
5.5% 7/1/11 (FSA Insured) (c)	5,500,000	5,558,850
5.5% 7/1/12 (FSA Insured) (c)	4,000,000	4,042,160
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,112,300
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,915,000	7,267,112
5% 7/1/20	2,505,000	2,613,066
5% 7/1/21	3,000,000	3,108,480
5% 7/1/22	2,000,000	2,063,540
5% 7/1/35	10,000,000	10,035,000
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,702,442
5% 7/1/21 (AMBAC Insured)	5,010,000	5,333,345
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,684,834
5% 7/1/22 (FSA Insured) (c)	6,140,000	5,934,863
5% 7/1/27 (FSA Insured) (c)	5,000,000	4,559,650
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (c)	1,500,000	1,474,560
5% 7/1/19 (FGIC Insured) (c)	1,000,000	964,640
5% 7/1/20 (FGIC Insured) (c)	1,360,000	1,295,645
5% 7/1/21 (c)	1,000,000	936,040
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (c)	9,335,000	7,959,208
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	5,930,762
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev.: - continued
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/14 (AMBAC Insured) (c)	$ 6,040,000	$ 5,068,768
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	4,167,100
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	4,128,850
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	4,431,779
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	4,665,240
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	3,836,100
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	18,451,800
5% 8/15/22	5,540,000	5,925,861
5% 8/15/23	6,000,000	6,404,580
5% 8/15/24	26,600,000	28,260,638
5% 8/15/25	12,350,000	12,904,639
5% 8/15/26	2,000,000	2,076,840
5% 8/15/27	10,000,000	10,298,500
5% 8/15/30	107,600,000	109,501,275
Series 2007 A:
4.5% 8/15/35	19,775,000	18,048,840
5% 8/15/17 (AMBAC Insured)	5,000,000	5,708,700
5% 8/15/37	26,000,000	25,767,300
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,521,319
Series 2005, 5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,053,470
Massachusetts Spl. Oblig. Rev.:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,700,000	4,133,196
5% 12/15/13 (FSA Insured)	2,700,000	3,042,630
Series 2002 A:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,070,000	12,956,771
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,520,000	2,965,435
Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,080,720
5.5% 6/1/16 (FSA Insured)	3,000,000	3,530,280
5.5% 6/1/18 (FSA Insured)	9,740,000	11,490,570
5.5% 6/1/19	10,000,000	11,758,900
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (d)	$ 2,250,000	$ 1,345,028
Series 2003 A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,273,515
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,202,286
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,390,623
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,825,578
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,048,002
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,755,130
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,248,323
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,232,077
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,059,221
Series 2004 A:
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,270,000	2,416,370
5% 5/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,410,000	10,570,909
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	5,000,000	4,813,600
5% 5/1/36 (AMBAC Insured)	8,000,000	7,527,760
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	1,948,810
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,358,506
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,703,691
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,611,302
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,666,267
5% 5/1/38 (Assured Guaranty Corp. Insured)	10,000,000	9,879,000
Series 2009 A:
5.375% 5/1/34	1,650,000	1,651,716
5.5% 5/1/39	7,000,000	7,036,050
5.75% 5/1/49	10,000,000	10,200,700
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575,000	3,585,511
Series 1999 A:
5% 1/1/39	7,230,000	6,511,772
5.25% 1/1/29 (AMBAC Insured)	45,615,000	45,619,562
Sr. Series 1997 A:
5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,240,000	35,353,613
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.: - continued
Sr. Series 1997 A:
5.125% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,090,000	$ 4,017,893
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	1,952,327
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	9,160,160
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,232,030
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	5,306,434
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,760,000	1,135,710
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	8,278,086
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,575,000	12,603,545
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	1,700,000	1,804,567
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	324,053
5% 8/1/29	1,765,000	1,819,133
5% 8/1/34	150,000	152,313
5.25% 8/1/15	2,435,000	2,794,016
Series 12:
5% 8/1/19	13,995,000	15,607,784
5% 8/1/20	7,000,000	7,718,970
Series 13:
5% 8/1/19	3,565,000	4,027,594
5% 8/1/20	4,895,000	5,460,617
5% 8/1/21	5,350,000	5,908,968
5% 8/1/22	8,355,000	9,148,641
5% 8/1/23	4,385,000	4,760,356
Series 2004 A:
5.25% 2/1/16	6,110,000	7,150,594
5.25% 8/1/16	21,700,000	25,657,429
5.25% 2/1/17	6,435,000	7,555,140
5.25% 2/1/18	6,300,000	7,386,246
5.25% 8/1/22	6,525,000	7,619,373
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 2004 A:
5.25% 2/1/23	$ 1,390,000	$ 1,609,147
5.25% 2/1/24	1,170,000	1,350,601
5.25% 8/1/24	3,780,000	4,378,412
Series 3, 5.4% 2/1/10	300,000	300,933
Series 4, 5.125% 8/1/14	70,000	70,202
Series 5, 5.25% 8/1/15	75,000	75,851
Series 6:
5.25% 8/1/19	30,000	31,061
5.5% 8/1/30	17,580,000	17,926,502
5.625% 8/1/14	115,000	120,305
5.625% 8/1/15	25,000	26,088
5.625% 8/1/16	485,000	504,880
Series 7:
5.25% 2/1/16	4,495,000	4,763,082
5.25% 2/1/17	2,795,000	2,952,163
Series 8:
5% 8/1/17	110,000	117,643
5% 8/1/20	105,000	109,918
Series 9, 5.25% 8/1/33	595,000	606,555
Series 14:
5% 8/1/32	5,685,000	5,879,256
5% 8/1/38	8,090,000	8,242,901
5% 8/1/21 (a)	7,520,000	8,470,678
5% 8/1/22 (a)	4,290,000	4,782,535
5% 8/1/23 (a)	5,000,000	5,516,700
5% 8/1/24 (a)	4,215,000	4,613,781
5% 8/1/25 (a)	4,965,000	5,396,111
5% 8/1/26 (a)	3,205,000	3,458,548
5% 8/1/27 (a)	1,155,000	1,234,614
5% 8/1/28 (a)	1,980,000	2,104,819
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (d)	1,745,000	1,860,187
Series 1998 A:
5.25% 8/1/12	565,000	568,718
5.25% 8/1/13	330,000	331,000
Series A:
5% 8/1/15	50,000	50,139
5% 8/1/15 (Escrowed to Maturity) (d)	950,000	1,110,683
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (d)	$ 21,960,000	$ 27,011,459
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,766,190
5.5% 8/1/16 (FSA Insured)	1,425,000	1,687,542
Series 2002 B, 5.125% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,960,000	7,192,812
Series 2002 J:
5% 8/1/42	8,160,000	7,992,067
5.5% 8/1/20	1,000,000	1,175,150
Series 2005 A:
5.25% 8/1/21	12,645,000	14,036,076
5.25% 8/1/24	9,000,000	9,794,880
Series 2006 A, 5% 8/1/41	1,000,000	979,670
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,121,680
5% 8/1/25 (FSA Insured)	2,000,000	2,096,640
5% 8/1/26 (FSA Insured)	2,000,000	2,095,340
5% 8/1/27 (FSA Insured)	2,000,000	2,081,020
5% 8/1/28 (FSA Insured)	2,000,000	2,071,980
Series 2009 A:
5% 8/1/34	6,350,000	6,369,749
5% 8/1/39	5,000,000	4,923,600
Series 2009 B, 5% 8/1/22	2,540,000	2,795,803
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,278,597
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,488,316
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,061,910
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,139,325
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,524,747
5% 4/1/20	1,840,000	2,103,304
5% 4/1/21	1,915,000	2,161,939
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,342,482
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,082,690
Pittsfield Gen. Oblig.:
5% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	1,204,809
5.5% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,930,000	2,071,199
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	$ 1,255,000	$ 1,385,595
5% 5/15/25	1,150,000	1,250,004
5% 10/15/15	500,000	580,015
5% 10/15/16	1,675,000	1,950,303
5% 10/15/17	1,665,000	1,938,110
5% 10/15/19	500,000	577,740
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,252,801
5% 9/1/18 (AMBAC Insured)	1,090,000	1,144,020
5% 9/1/19 (AMBAC Insured)	1,085,000	1,132,838
Reading Gen. Oblig.:
5% 3/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,241,288
5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,309,596
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	531,696
5% 4/1/39	2,000,000	1,990,680
5.5% 4/1/27	2,510,000	2,758,314
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,584,612
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,394,442
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,816,312
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,162,668
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,120,520
5% 8/1/16 (FSA Insured)	8,000,000	8,932,560
5% 8/1/17 (FSA Insured)	5,000,000	5,538,950
5% 8/1/18 (FSA Insured)	7,210,000	7,852,627
5.75% 8/1/14 (FSA Insured)	4,000,000	4,620,400
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,086,140
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,079,130
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,072,950
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Taunton Gen. Oblig.:
5% 12/1/15	$ 2,350,000	$ 2,660,670
5% 12/1/16	2,340,000	2,647,148
5% 12/1/17	1,965,000	2,221,550
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,464,249
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	20,510,011
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,641,616
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,493,157
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,372,341
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,032,470
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,137,849
		2,049,861,101
Puerto Rico - 2.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	2,856,000
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,810,058
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Pre-Refunded to 10/1/10 @ 101) (d)	10,360,000	11,066,552
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,458,210
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,574,475
Series 2006 A:
0.163% 7/1/21 (FGIC Insured) (b)	5,400,000	3,507,246
5.25% 7/1/26	3,000,000	2,738,340
5.25% 7/1/30	1,960,000	1,733,855
Series 2006 B, 5.25% 7/1/32	1,000,000	872,540
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	9,000,000	8,792,280
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	$ 3,790,000	$ 3,908,968
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	3,100,000	3,092,033
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (b)	1,015,000	1,018,979
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	15,600,000	2,003,508
		49,433,044
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth. Rev.:
Series 2004 A:
5% 10/1/11	805,000	830,671
5% 10/1/13	700,000	704,389
5.25% 10/1/16	750,000	754,313
Series 2009 A, 6.75% 10/1/37	4,000,000	4,008,240
		6,297,613
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $2,115,186,951)	2,112,282,073
NET OTHER ASSETS - 2.3%	50,566,367
NET ASSETS - 100%	$ 2,162,848,440
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,857,617 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 10,157,782
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 11,360,000
Total Realized Gain (Loss)	22,437
Total Unrealized Gain (Loss)	(5,916)
Cost of Purchases	-
Proceeds of Sales	(530,000)
Amortization/Accretion	11,096
Transfer in/out of Level 3	(10,857,617)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	21.9%
Special Tax	18.4%
Education	14.7%
Transportation	14.4%
Water & Sewer	13.6%
Health Care	7.2%
Others* (individually less than 5%)	9.8%
100.0%
* Includes net other assets
Income Tax Information
At January 31, 2009, the fund had a capital loss carryforward of approximately $5,789,800 all of which will expire on January 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,115,186,951)		$ 2,112,282,073
Cash		60,616,238
Receivable for investments sold		78,212
Receivable for fund shares sold		1,557,488
Interest receivable		28,113,712
Prepaid expenses		6,988
Other receivables		4,561
Total assets		2,202,659,272

Liabilities
Payable for investments purchased Regular delivery	$ 476,552
Delayed delivery	35,458,533
Payable for fund shares redeemed	888,872
Distributions payable	1,902,979
Accrued management fee	650,919
Other affiliated payables	297,833
Other payables and accrued expenses	135,144
Total liabilities		39,810,832

Net Assets		$ 2,162,848,440
Net Assets consist of:
Paid in capital		$ 2,174,809,963
Undistributed net investment income		943,947
Accumulated undistributed net realized gain (loss) on investments		(10,000,592)
Net unrealized appreciation (depreciation) on investments		(2,904,878)
Net Assets, for 187,688,734 shares outstanding		$ 2,162,848,440
Net Asset Value, offering price and redemption price per share ($2,162,848,440 ÷ 187,688,734 shares)		$ 11.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Interest		$ 45,295,237

Expenses
Management fee	$ 3,764,812
Transfer agent fees	678,559
Accounting fees and expenses	184,706
Custodian fees and expenses	13,345
Independent trustees' compensation	3,649
Registration fees	12,680
Audit	29,299
Legal	8,201
Miscellaneous	122,660
Total expenses before reductions	4,817,911
Expense reductions	(24,461)	4,793,450
Net investment income		40,501,787
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(352,756)
Change in net unrealized appreciation (depreciation) on investment securities		49,581,783
Net gain (loss)		49,229,027
Net increase (decrease) in net assets resulting from operations		$ 89,730,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 40,501,787	$ 79,609,129
Net realized gain (loss)	(352,756)	(9,646,190)
Change in net unrealized appreciation (depreciation)	49,581,783	(100,830,739)
Net increase (decrease) in net assets resulting from operations	89,730,814	(30,867,800)
Distributions to shareholders from net investment income	(40,451,137)	(79,495,695)
Distributions to shareholders from net realized gain	-	(2,489,673)
Total distributions	(40,451,137)	(81,985,368)
Share transactions Proceeds from sales of shares	284,444,305	710,370,006
Reinvestment of distributions	29,253,743	58,149,574
Cost of shares redeemed	(132,286,192)	(657,480,576)
Net increase (decrease) in net assets resulting from share transactions	181,411,856	111,039,004
Redemption fees	13,113	51,652
Total increase (decrease) in net assets	230,704,646	(1,762,512)

Net Assets
Beginning of period	1,932,143,794	1,933,906,306
End of period (including undistributed net investment income of $943,947 and undistributed net investment income of $893,297, respectively)	$ 2,162,848,440	$ 1,932,143,794
Other Information Shares
Sold	25,016,797	62,720,016
Issued in reinvestment of distributions	2,568,018	5,149,082
Redeemed	(11,646,058)	(59,060,817)
Net increase (decrease)	15,938,757	8,808,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 11.87	$ 11.84	$ 11.87	$ 12.20	$ 12.30
Income from Investment Operations
Net investment income D	.226	.464	.473	.484	.497	.519
Net realized and unrealized gain (loss)	.270	(.606)	.077	- F	(.169)	.051
Total from investment operations	.496	(.142)	.550	.484	.328	.570
Distributions from net investment income	(.226)	(.463)	(.472)	(.478)	(.498)	(.521)
Distributions from net realized gain	-	(.015)	(.048)	(.036)	(.160)	(.149)
Total distributions	(.226)	(.478)	(.520)	(.514)	(.658)	(.670)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.52	$ 11.25	$ 11.87	$ 11.84	$ 11.87	$ 12.20
Total Return B, C	4.45%	(1.13)%	4.77%	4.17%	2.76%	4.80%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.46%	.46%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.48% A	.46%	.46%	.47%	.47%	.47%
Expenses net of all reductions	.47% A	.44%	.42%	.44%	.44%	.46%
Net investment income	4.01% A	4.09%	4.01%	4.09%	4.11%	4.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,162,848	$ 1,932,144	$ 1,933,906	$ 1,845,061	$ 1,850,085	$ 1,775,774
Portfolio turnover rate	2% A	14%	18%	14%	21%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/09	% of fund's investments 1/31/09	% of fund's investments 7/31/08
0 - 30	89.5	87.4	86.9
31 - 90	3.8	5.8	5.4
91 - 180	1.9	3.5	3.1
181 - 397	4.8	3.3	4.6
Weighted Average Maturity
	7/31/09	1/31/09	7/31/08
Fidelity Massachusetts Municipal Money Market Fund	22 Days	21 Days	24 Days
Massachusetts Tax-Free Money Market Funds Average*	25 Days	24 Days	25 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2009	As of January 31, 2009
Variable Rate Demand Notes (VRDNs) 72.5%	Variable Rate Demand Notes (VRDNs) 75.4%
Commercial Paper (including CP Mode) 7.9%	Commercial Paper (including CP Mode) 8.7%
Tender Bonds 1.3%	Tender Bonds 0.8%
Municipal Notes 5.4%	Municipal Notes 6.9%
Fidelity Municipal Cash Central Fund 9.9%	Fidelity Municipal Cash Central Fund 7.1%
Other Investments 1.8%	Other Investments 1.0%
Net Other Assets 1.2%	Net Other Assets 0.1%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 1.29%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 4,700,000	$ 4,700,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.92% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	2,200,000	2,200,000
Series 2008 B3, 0.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,465,000	3,465,000
		5,665,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.9%, VRDN (a)	9,700,000	9,700,000
Georgia - 0.4%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 D, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	9,400,000	9,400,000
Muni. Elec. Auth. of Georgia (Combustion Turbine Proj.) Series 2008 B, 1.1%, LOC Bayerische Landesbank, VRDN (a)	10,000,000	10,000,000
		19,400,000
Kentucky - 0.5%
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 3.25%, VRDN (a)(d)	21,200,000	21,200,000
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.51%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,000,000	5,000,000
		26,200,000
Massachusetts - 83.3%
Bedford Gen. Oblig. BAN 1.5% 7/22/10	16,939,000	17,111,118
Billerica Gen. Oblig. BAN 3.5% 11/5/09	9,262,000	9,295,398
Boston Gen. Oblig. Bonds:
Series 2004 B, 5% 7/1/10	2,750,000	2,864,025
Series 2008 B, 3.5% 4/1/10	3,480,000	3,549,184
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.46%, LOC Bank of America NA, VRDN (a)(d)	3,070,000	3,070,000
Boston Wtr. & Swr. Commission Rev.:
Participating VRDN Series SG 75, 0.52% (Liquidity Facility Societe Generale) (a)(f)	2,000,000	2,000,000
Series 1994 A, 0.33%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Bourne Gen. Oblig. BAN 1.5% 9/29/09	$ 9,953,915	$ 9,968,500
Braintree Gen. Oblig.:
Bonds Series 2009, 3% 5/15/10	5,102,000	5,195,771
BAN 2.5% 8/14/09	39,515,000	39,527,534
Burlington Gen. Oblig. BAN 2% 7/30/10	3,780,000	3,834,961
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.4%, LOC Fannie Mae, VRDN (a)(d)	7,665,000	7,665,000
Concord Gen. Oblig. Bonds Series 2009, 2% 3/15/10	1,115,000	1,124,268
Dartmouth Gen. Oblig. BAN 1% 2/26/10	3,214,418	3,220,944
Easton Gen. Oblig. BAN 1.5% 4/23/10	9,620,000	9,678,970
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	14,470,000	14,470,000
Falmouth Gen. Oblig. BAN:
Series A, 1.5% 3/12/10	11,300,672	11,355,504
Series B, 1.5% 3/12/10	17,815,131	17,901,572
Framingham Gen. Oblig. BAN:
Series 2009 A, 0.75% 12/17/09	2,545,000	2,547,193
Series 2009 B, 1.5% 6/18/10	14,800,000	14,924,252
Haverhill Gen. Oblig. BAN:
1.75% 3/26/10	7,225,000	7,248,145
3% 11/6/09	9,971,170	9,984,084
Hingham Gen. Oblig. BAN:
Series 2008 B, 2.5% 11/25/09	14,700,000	14,765,125
2.5% 12/23/09	6,700,000	6,732,618
Malden Gen. Oblig. BAN 3.75% 10/23/09	10,400,000	10,414,893
Marblehead Gen. Oblig. BAN 2.75% 8/14/09	19,457,000	19,464,838
Massachusetts Participating VRDN:
Series Clipper 06 11, 0.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	23,900,000	23,900,000
Series Clipper 07 18, 0.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	98,675,000	98,675,000
Massachusetts Bay Trans. Auth. Assessment Rev.:
Bonds Series 2000 A, 5.25% 7/1/30 (Pre-Refunded to 7/1/10 @ 100) (e)	17,235,000	17,985,574
Participating VRDN Series DC 8031, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	17,200,000	17,200,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DCL 08 28, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	16,600,000	16,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Participating VRDN:
Series DCL 08 29, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	$ 21,165,000	$ 21,165,000
Series PT 4140, 0.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	27,925,000	27,925,000
Series Putters 3522, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,000,000	5,000,000
Series 2008 A2, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	39,245,000	39,245,000
Series A, 0.4% 9/9/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	9,150,000	9,150,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 1.3% tender 8/3/09, CP mode (d)	2,600,000	2,600,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.42%, LOC Bank of America NA, VRDN (a)(d)	2,700,000	2,700,000
(Monkiewicz Realty Trust Proj.) 0.6%, LOC Bank of America NA, VRDN (a)(d)	3,965,000	3,965,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.41%, LOC Freddie Mac, VRDN (a)(d)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.46%, LOC Fannie Mae, VRDN (a)(d)	33,000,000	33,000,000
(Casco Crossing Proj.) 0.6%, LOC Fannie Mae, VRDN (a)(d)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.6%, LOC Fannie Mae, VRDN (a)(d)	15,500,000	15,500,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.36%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(d)	15,800,000	15,800,000
Series A, 1.25%, LOC Bayerische Landesbank, VRDN (a)(d)	40,000,000	40,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (Phillips Academy Proj.) Series 2008, 4% 9/1/09	1,115,000	1,117,645
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,230,000	6,230,000
(Babson College Proj.) Series 2008 A, 0.4%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,700,000	6,700,000
(Boston Univ. Proj.):
Series U1, 0.2%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	20,000,000	20,000,000
Series U2, 0.25%, LOC BNP Paribas SA, VRDN (a)	23,300,000	23,300,000
Series U3, 0.25%, LOC BNP Paribas SA, VRDN (a)	22,220,000	22,220,000
Series U5A, 0.55%, LOC RBS Citizens NA, VRDN (a)	23,200,000	23,200,000
Series U6A, 0.33%, LOC Bank of America NA, VRDN (a)	9,600,000	9,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U6E, 0.27%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	$ 12,695,000	$ 12,695,000
(Brandeis Univ. Proj.) Series M, 0.33%, LOC Bank of America NA, VRDN (a)	54,070,000	54,070,000
(Brooks School Proj.) Series 2008, 2.25%, LOC RBS Citizens NA, VRDN (a)	6,300,000	6,300,000
(Brooksby Village, Inc. Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (a)	3,870,000	3,870,000
(Carleton-Willard Village Proj.) Series 2000, 0.35%, LOC Bank of America NA, VRDN (a)	16,420,000	16,420,000
(Childrens Museum Proj.) Series 2006, 0.9%, LOC RBS Citizens NA, VRDN (a)	9,465,000	9,465,000
(Clark Univ. Proj.) 0.33%, LOC TD Banknorth, N.A., VRDN (a)	1,220,000	1,220,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.38%, LOC Bank of America NA, VRDN (a)	1,425,000	1,425,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.75%, LOC Bank of America NA, VRDN (a)	10,010,000	10,010,000
Series 2008, 0.75%, LOC Bank of America NA, VRDN (a)	13,200,000	13,200,000
(Elderhostel, Inc. Proj.) Series 2000, 2.41%, LOC RBS Citizens NA, VRDN (a)	8,145,000	8,145,000
(Fay School Proj.) 0.36%, LOC TD Banknorth, N.A., VRDN (a)	5,450,000	5,450,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.51%, LOC HSBC Bank USA, NA, VRDN (a)(d)	2,870,000	2,870,000
(Greater Boston Food Bank, Inc. Proj.) Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (a)	7,940,000	7,940,000
(Hockomock YMCA Proj.) Series 2009, 0.4%, LOC Bank of America NA, VRDN (a)	14,395,000	14,395,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.33%, LOC Bank of America NA, VRDN (a)	6,970,000	6,970,000
(Judge Rotenburg Ctr. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.39%, LOC JPMorgan Chase Bank, VRDN (a)	27,780,000	27,780,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 2.35%, LOC RBS Citizens NA, VRDN (a)	2,255,000	2,255,000
(Olin College Proj.):
Series 2008 C2, 0.9%, LOC RBS Citizens NA, VRDN (a)	900,000	900,000
Series 2008 C3, 0.9%, LOC RBS Citizens NA, VRDN (a)	16,000,000	16,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Simmons College Proj.) Series G, 0.25%, LOC TD Banknorth, N.A., VRDN (a)	$ 15,435,000	$ 15,435,000
(Wilber School Apts. Proj.) Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Worcester Polytechnic Institute Proj.) Series A, 0.32%, LOC TD Banknorth, N.A., VRDN (a)	9,735,000	9,735,000
Series 2001, 0.5% 9/3/09, LOC JPMorgan Chase Bank, CP	10,363,000	10,363,000
0.32% 8/6/09, LOC Bank of America NA, CP	25,761,000	25,761,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.32%, LOC JPMorgan Chase Bank, VRDN (a)(d)	6,100,000	6,100,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2000 A, 6% 2/1/10	6,005,000	6,164,870
Series 2001 A, 5.5% 1/1/10	3,000,000	3,054,997
Series 2001 C, 5% 12/1/09	2,000,000	2,026,868
Series 2008 A, 3% 9/1/09	9,900,000	9,916,003
Series 2009 B, 2% 7/1/10	3,000,000	3,041,044
Participating VRDN:
Series BA 01 O, 0.61% (Liquidity Facility Bank of America NA) (a)(f)	2,785,000	2,785,000
Series BA 02 C, 0.61% (Liquidity Facility Bank of America NA) (a)(f)	3,490,000	3,490,000
Series Clipper 07 06, 0.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	53,850,000	53,850,000
Series DCL 08 22, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	33,215,000	33,215,000
Series EGL 07 0124, 0.45% (Liquidity Facility Citibank NA) (a)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.45% (Liquidity Facility Citibank NA) (a)(f)	19,000,000	19,000,000
Series MS 1186, 0.41% (Liquidity Facility Rabobank Nederland) (a)(f)	16,098,000	16,098,000
Series PT 3989, 0.43% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	21,835,000	21,835,000
Series Putters 2022, 0.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	22,040,000	22,040,000
Series Putters 2648, 0.51% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,850,000	1,850,000
Series Putters 2708, 0.34% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	2,645,000	2,645,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 300, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	$ 24,075,000	$ 24,075,000
Series Putters 301, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	3,965,000	3,965,000
Series Putters 317, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	12,805,000	12,805,000
Series Putters 3337, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	2,475,000	2,475,000
Series Putters 571, 0.56% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	4,110,000	4,110,000
Series ROC II R 11163, 0.43% (Liquidity Facility Citibank NA) (a)(f)	15,260,000	15,260,000
(Central Artery Proj.):
Series 2000 A, 0.36% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	67,000,000	67,000,000
Series 2000 B, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	12,800,000	12,800,000
Series 1997 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	140,570,000	140,570,000
Series 1998 A, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	42,800,000	42,800,000
Series 2001 B, 0.37% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	31,420,000	31,420,000
Series 2001 C, 0.37% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	83,350,000	83,350,000
Series 2006 B, 0.4% (Liquidity Facility Bank of America NA), VRDN (a)	55,905,000	55,905,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.) Series 2008 T3, 1%, tender 2/18/10 (a)	46,700,000	46,700,000
(Tufts Univ. Proj.) Series 2008 O, 3.5% 8/15/09	2,000,000	2,001,522
(Univ. of Massachusetts Proj.) Series 2000 A, 0.85%, tender 4/1/10 (a)	13,400,000	13,400,000
Series 2008 H2:
0.23% tender 8/17/09, CP mode	7,020,000	7,020,000
0.25% tender 8/7/09, CP mode	19,790,000	19,790,000
Participating VRDN:
Series BA 02 D, 0.41% (Liquidity Facility Bank of America NA) (a)(f)	10,505,000	10,505,000
Series BA 08 1056, 0.36% (Liquidity Facility Bank of America NA) (a)(f)	5,185,000	5,185,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BBT 08 54, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	$ 12,635,000	$ 12,635,000
Series Clipper 07 08, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	11,250,000	11,250,000
Series MS 3044, 0.35% (Liquidity Facility Morgan Stanley) (a)(f)	14,850,000	14,850,000
Series MS 3053, 0.35% (Liquidity Facility Morgan Stanley) (a)(f)	14,170,000	14,170,000
Series PT 4633, 0.38% (Liquidity Facility Deutsche Postbank AG) (a)(f)	24,480,000	24,480,000
Series Putters 3104, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,550,000	3,550,000
Series Putters 3529, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	15,660,000	15,660,000
Series ROC II R 10416, 0.38% (Liquidity Facility Citibank NA) (a)(f)	15,700,000	15,700,000
Series SGB 42, 0.39% (Liquidity Facility Societe Generale) (a)(f)	27,080,000	27,080,000
(Alliance Health of Southeastern Massachusetts Proj.) Series 2007 A, 2.15%, LOC RBS Citizens NA, VRDN (a)	14,170,000	14,170,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.25%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(Boston Univ. Proj.) Series H, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	41,100,000	41,100,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	45,650,000	45,650,000
Series 2008 L2, 0.3%, LOC Bank of America NA, VRDN (a)	58,500,000	58,500,000
(Endicott College Proj.):
Series 2004 D, 0.33%, LOC Bank of America NA, VRDN (a)	21,590,000	21,590,000
Series 2007 E, 0.33%, LOC Bank of America NA, VRDN (a)	12,550,000	12,550,000
(Hallmark Health Sys. Proj.) Series 2008 C, 0.35%, LOC Bank of America NA, VRDN (a)	6,800,000	6,800,000
(Harvard Univ. Proj.):
Series BB 0.23%, VRDN (a)	94,805,000	94,805,000
Series R, 0.25%, VRDN (a)	21,950,000	21,950,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.23%, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.36%, LOC TD Banknorth, NA, VRDN (a)	6,605,000	6,605,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 0.23%, VRDN (a)	$ 19,280,000	$ 19,280,000
Series 2001 J2, 0.15%, VRDN (a)	30,500,000	30,500,000
(Mount Ida College Proj.) Series 2007 A, 0.33%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(New England Aquarium Corp. Proj.) Series 2007 A, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	21,215,000	21,215,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	38,525,000	38,525,000
Series 2006 H, 0.35%, LOC Bank of America NA, VRDN (a)	23,000,000	23,000,000
(Northeastern Univ. Proj.):
Series 2008 Q, 0.33%, LOC Bank of America NA, VRDN (a)	23,300,000	23,300,000
Series 2008 U, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	11,600,000	11,600,000
Series 2008 W, 0.25%, LOC TD Banknorth, NA, VRDN (a)	6,800,000	6,800,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 D1, 0.25%, VRDN (a)	8,830,000	8,830,000
Series D5, 0.25%, VRDN (a)	8,505,000	8,505,000
Series D6, 0.25%, VRDN (a)	8,000,000	8,000,000
(Pool Ln. Prog.):
Series 2006 M3C, 2.3%, LOC RBS Citizens NA, VRDN (a)	4,630,000	4,630,000
Series 2007 M3D, 2.3%, LOC RBS Citizens NA, VRDN (a)	16,310,000	16,310,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.25%, LOC Bank of America NA, VRDN (a)	4,600,000	4,600,000
(Suffolk Univ. Proj.) Series 2008 A, 0.3%, LOC TD Banknorth, NA, VRDN (a)	14,250,000	14,250,000
(Wellesley College Proj.):
Series 2008 I, 0.25%, VRDN (a)	5,400,000	5,400,000
Series B, 0.23%, VRDN (a)	1,000,000	1,000,000
(Winchester Hosp. Proj.):
Series 2004 F, 0.3%, LOC Bank of America NA, VRDN (a)	15,170,000	15,170,000
Series 2004 G, 0.3%, LOC Bank of America NA, VRDN (a)	3,665,000	3,665,000
Series 2008 H1:
0.45% 11/17/09, CP	2,660,000	2,660,000
0.5% 11/13/09, CP	8,000,000	8,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2008 H1:
0.67% 9/2/09, CP	$ 4,500,000	$ 4,500,000
0.67% 9/3/09, CP	12,500,000	12,500,000
Series 2008 H2, 0.4% 12/4/09, CP	7,020,000	7,020,000
0.3% 10/1/09, CP	16,300,000	16,300,000
0.35% 8/5/09, CP	12,627,000	12,627,000
0.35% 10/15/09, CP	24,725,000	24,725,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 2004 A, 0.4%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	20,300,000	20,300,000
Series 2008 A, 0.4%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	12,000,000	12,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. (Princeton Crossing LP Proj.) Series 1996 A, 0.35%, LOC Fannie Mae, VRDN (a)(d)	20,900,000	20,900,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.42%, LOC Bank of America NA, VRDN (a)(d)	1,400,000	1,400,000
(BBB Esq. LLC Proj.) Series 1996, 0.42%, LOC Bank of America NA, VRDN (a)(d)	1,100,000	1,100,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.6%, LOC Wells Fargo Bank NA, VRDN (a)(d)	725,000	725,000
(Brady Enterprises Proj.) Series 1996, 0.6%, LOC Bank of America NA, VRDN (a)(d)	1,650,000	1,650,000
(Decas Cranberry Proj.) Series 1997, 0.6%, LOC Bank of America NA, VRDN (a)(d)	3,000,000	3,000,000
(Interpolymer Corp. Proj.) Series 1992, 0.42%, LOC Bank of America NA, VRDN (a)(d)	1,000,000	1,000,000
(Riverdale Mills Corp. Proj.) Series 1995, 0.42%, LOC Bank of America NA, VRDN (a)(d)	600,000	600,000
(United Plastics Proj.) Series 1997, 0.6%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,850,000	1,850,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.25% tender 8/5/09, CP mode	4,100,000	4,100,000
Series 1993 B, 1.98% tender 8/20/09, CP mode	8,500,000	8,500,000
(New England Pwr. Co. Proj.) Bonds Series 1993 A, 1.25% tender 8/5/09, CP mode	9,300,000	9,300,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/09	20,300,000	20,300,000
Massachusetts Port Auth. Rev.:
Series 2003 B, 0.67% 8/5/09, LOC Bank of New York, New York, CP (d)	59,000,000	59,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2008 B, 0.37%, LOC Bank of America NA, VRDN (a)(d)	$ 98,125,000	$ 98,125,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.35%, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series BA 08 1082, 0.61% (Liquidity Facility Bank of America NA) (a)(f)	5,250,000	5,250,000
Series BA 08 3307, 0.71% (Liquidity Facility Bank of America NA) (a)(f)	5,000,000	5,000,000
Series EGL 07 0031, 0.45% (Liquidity Facility Citibank NA) (a)(f)	42,600,000	42,600,000
Series EGL 07 0032, 0.45% (Liquidity Facility Citibank NA) (a)(f)	69,300,000	69,300,000
Series EGL 07 0067, 0.45% (Liquidity Facility Citibank NA) (a)(f)	41,660,000	41,660,000
Series EGL 07 0092, 0.45% (Liquidity Facility Citibank NA) (a)(f)	43,095,000	43,095,000
Series Putters 1185, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,205,000	10,205,000
Series Putters 1197, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,000,000	1,000,000
Series Putters 2479Z, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,395,000	3,395,000
Series Putters 2857, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,180,000	8,180,000
Series ROC II R 10413, 0.45% (Liquidity Facility Citibank NA) (a)(f)	6,435,000	6,435,000
Series Solar 05 03, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	20,475,000	20,475,000
Series A:
0.25% 8/7/09, LOC Bank of Nova Scotia, New York Agcy., CP	17,050,000	17,050,000
0.3% 9/15/09, LOC Bank of Nova Scotia, New York Agcy., CP	8,000,000	8,000,000
0.32% 9/4/09, LOC Bank of Nova Scotia, New York Agcy., CP	5,000,000	5,000,000
0.32% 9/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,700,000	12,700,000
0.37% 9/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	33,800,000	33,800,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series A:
0.4% 12/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	$ 18,100,000	$ 18,100,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1.7% tender 8/20/09, CP mode (d)	12,300,000	12,300,000
Massachusetts Wtr. Poll. Abatement Trust:
Bonds (Pool Prog.) Series 9, 5% 8/1/09	3,000,000	3,000,000
Participating VRDN:
Series BA 08 1089, 0.36% (Liquidity Facility Bank of America NA) (a)(f)	5,000,000	5,000,000
Series BBT 08 40, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	7,360,000	7,360,000
Series PT 4644, 0.41% (Liquidity Facility Deutsche Postbank AG) (a)(f)	11,285,000	11,285,000
Series Putters 3159, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	15,320,000	15,320,000
Series Putters 3408, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,155,000	5,155,000
Series Putters 577, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	7,975,000	7,975,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	25,215,000	25,215,000
Series EGL 06 0054, 0.45% (Liquidity Facility Citibank NA) (a)(f)	7,300,000	7,300,000
Series EGL 06 0097, 0.45% (Liquidity Facility Citibank NA) (a)(f)	11,645,000	11,645,000
Series EGL 7050011 Class A, 0.43% (Liquidity Facility Citibank NA) (a)(f)	10,990,000	10,990,000
Series MS 2935, 0.51% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	19,944,000	19,944,000
Series Putters 2848, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,835,000	7,835,000
Series ROC II R 10377, 0.43% (Liquidity Facility Citibank NA) (a)(f)	21,760,000	21,760,000
Series Solar 06 86, 0.27% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	6,715,000	6,715,000
Series 1995, 0.55% 8/12/09, LOC Bayerische Landesbank Girozentrale, CP	1,400,000	1,400,000
Series 2002 D, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	300,000	300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2008 B, 0.33% (Liquidity Facility Bank of America NA), VRDN (a)	$ 103,595,000	$ 103,595,000
Series 2008 C, 0.8% (Liquidity Facility Bayerische Landesbank), VRDN (a)	71,685,000	71,685,000
Series 2008 D, 0.8% (Liquidity Facility Bayerische Landesbank), VRDN (a)	27,000,000	27,000,000
Series 2008 E, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	69,870,000	69,870,000
Series 2008 F, 0.18% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	61,300,000	61,300,000
Nantucket Gen. Oblig. BAN 1.5% 2/26/10	26,170,000	26,322,838
Newburyport Gen. Oblig. BAN 1.25% 2/26/10	4,380,000	4,396,162
Plymouth Gen. Oblig.:
Bonds Series 2009, 2% 5/15/10	3,944,000	3,987,199
BAN:
Series 2009 A, 1.5% 5/13/10	4,000,000	4,028,861
Series 2009 B, 1% 11/13/09	2,150,000	2,153,022
Shrewsbury Gen. Oblig. BAN 2.5% 11/20/09	6,100,000	6,121,597
Somerville Gen. Oblig. BAN 1.5% 2/19/10	10,834,000	10,879,810
Swampscott Gen. Oblig. BAN 4% 10/16/09	7,717,000	7,731,012
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (a)	83,165,000	83,165,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.25%, LOC Bank of America NA, VRDN (a)	57,990,000	57,990,000
		4,096,750,921
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 1.72%, LOC RBS Citizens NA, VRDN (a)	5,400,000	5,400,000
Missouri - 0.1%
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.55%, LOC Bank of America NA, VRDN (a)(d)	4,600,000	4,600,000
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2007 B, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	6,560,000	6,560,000
Series 2007 J, 0.5% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	6,050,000	6,050,000
		12,610,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 1.05%, LOC Bayerische Landesbank, VRDN (a)(d)	$ 4,400,000	$ 4,400,000
Series 2008 D2, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	5,100,000	5,100,000
		9,500,000
New Hampshire - 0.1%
Manchester Arpt. Rev. Series 2008, 1.2%, LOC RBS Citizens NA, VRDN (a)(d)	3,300,000	3,300,000
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 3.25%, VRDN (a)(d)	17,400,000	17,400,000
Pennsylvania - 0.9%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 2.15%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,985,000	9,985,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,800,000	3,800,000
(St. Joseph's Univ. Proj.) Series 2008 B, 1.25%, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,800,000	11,800,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,265,000	4,265,000
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 B, 1.72%, LOC Citizens Bank of Pennsylvania, VRDN (a)	16,625,000	16,625,000
		46,475,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.25%, LOC UBS AG, VRDN (a)	21,400,000	21,400,000
Series 2008 B, 0.25%, LOC Wachovia Bank NA, VRDN (a)	6,200,000	6,200,000
		27,600,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(ACI Industries LLC Proj.) 0.64%, LOC Wachovia Bank NA, VRDN (a)(d)	$ 7,000,000	$ 7,000,000
(Bon Secours Health Sys. Proj.) Series 2008 D, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	14,100,000	14,100,000
		21,100,000
Utah - 0.3%
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.61% (Liquidity Facility Deutsche Postbank AG) (a)(f)	13,400,000	13,400,000
Virginia - 0.0%
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 0.64%, LOC Wachovia Bank NA, VRDN (a)(d)	2,000,000	2,000,000
Washington - 0.3%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Putters 3362, 0.71% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	9,970,000	9,970,000
Port of Seattle Rev. Series 2005, 0.58%, LOC Fortis Banque SA, VRDN (a)(d)	4,300,000	4,300,000
		14,270,000
West Virginia - 0.6%
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.5% tender 8/3/09, LOC Dexia Cr. Local de France, CP mode (d)	24,100,000	24,100,000
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.55%, LOC Wachovia Bank NA, VRDN (a)(d)	6,580,000	6,580,000
		30,680,000
	Shares
Other - 9.9%
Fidelity Municipal Cash Central Fund, 0.39% (b)(c)	487,853,000	487,853,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $4,858,603,921)		4,858,603,921
NET OTHER ASSETS - 1.2%		58,557,340
NET ASSETS - 100%		$ 4,917,161,261
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,014,820
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,370,750,921)	$ 4,370,750,921
Fidelity Central Funds (cost $487,853,000)	487,853,000
Total Investments (cost $4,858,603,921)		$ 4,858,603,921
Cash		38,183,961
Receivable for investments sold		44,607,450
Receivable for fund shares sold		41,951,648
Interest receivable		7,369,315
Distributions receivable from Fidelity Central Funds		139,907
Prepaid expenses		296,934
Receivable from investment adviser for expense reductions		304,232
Other affiliated receivables		338,550
Other receivables		13,482
Total assets		4,991,809,400

Liabilities
Payable for investments purchased	$ 18,286,162
Payable for fund shares redeemed	52,986,140
Distributions payable	657
Accrued management fee	1,523,903
Other affiliated payables	1,091,522
Other payables and accrued expenses	759,755
Total liabilities		74,648,139

Net Assets		$ 4,917,161,261
Net Assets consist of:
Paid in capital		$ 4,917,150,457
Distributions in excess of net investment income		(256,927)
Accumulated undistributed net realized gain (loss) on investments		267,731
Net Assets, for 4,913,491,364 shares outstanding		$ 4,917,161,261
Net Asset Value, offering price and redemption price per share ($4,917,161,261 ÷ 4,913,491,364 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Interest		$ 15,380,666
Income from Fidelity Central Funds		1,014,820
Total income		16,395,486

Expenses
Management fee	$ 9,379,200
Transfer agent fees	3,122,872
Accounting fees and expenses	217,034
Custodian fees and expenses	36,628
Independent trustees' compensation	9,030
Registration fees	25,007
Audit	25,709
Legal	21,679
Money Market Guarantee Program Fee	1,064,861
Miscellaneous	769,756
Total expenses before reductions	14,671,776
Expense reductions	(654,406)	14,017,370
Net investment income		2,378,116
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		44,003
Net increase in net assets resulting from operations		$ 2,422,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,378,116	$ 77,915,246
Net realized gain (loss)	44,003	1,338,813
Net increase in net assets resulting from operations	2,422,119	79,254,059
Distributions to shareholders from net investment income	(2,635,043)	(77,917,267)
Distributions to shareholders from net realized gain	-	(1,084,429)
Total distributions	(2,635,043)	(79,001,696)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,243,939,915	17,509,656,364
Reinvestment of distributions	2,597,529	77,400,931
Cost of shares redeemed	(6,657,580,170)	(17,833,693,240)
Net increase (decrease) in net assets and shares resulting from share transactions	(411,042,726)	(246,635,945)
Total increase (decrease) in net assets	(411,255,650)	(246,383,582)

Net Assets
Beginning of period	5,328,416,911	5,574,800,493
End of period (including distributions in excess of net investment income of $256,927 and undistributed net investment income of $0, respectively)	$ 4,917,161,261	$ 5,328,416,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.014	.031	.030	.021	.008
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.014	.031	.030	.021	.008
Distributions from net investment income	(.001)	(.014)	(.031)	(.030)	(.021)	(.008)
Distributions from net realized gain	-	- F	-	-	-	- F
Total distributions	(.001)	(.014)	(.031)	(.030)	(.021)	(.008)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.05%	1.46%	3.16%	3.03%	2.07%	.84%
Ratios to Average Net Assets D, E
Expenses before reductions	.58% A	.52%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.56% A	.52%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.56% A	.47%	.40%	.39%	.42%	.49%
Net investment income	.09% A	1.43%	3.11%	2.99%	2.07%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,917,161	$ 5,328,417	$ 5,574,800	$ 4,983,733	$ 4,166,724	$ 3,678,016

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. For the Income Fund, changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of July 31, 2009, for each Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, if any, is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Massachusetts Municipal Income Fund	$ 2,114,376,138	$ 55,319,331	$ (57,413,396)	$ (2,094,065)
Fidelity Massachusetts Municipal Money Market Fund	4,858,603,921	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $243,974,156 and $24,278,310, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.12%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Massachusetts Municipal Income Fund	$ 6,808

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Massachusetts Municipal Money Market Fund	.53%	$ 304,232

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $338,550.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

Through arrangements with Funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Massachusetts Municipal Income Fund	$ 12,396	$ 12,062	$ 3
Fidelity Massachusetts Municipal Money Market Fund	9,084	2,421	119

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,648,389,032.15	94.719
Withheld	259,163,654.19	5.281
TOTAL	4,907,552,686.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,677,208,938.31	95.306
Withheld	230,343,748.03	4.694
TOTAL	4,907,552,686.34	100.000
Abigail P. Johnson
Affirmative	4,668,111,507.17	95.121
Withheld	239,441,179.17	4.879
TOTAL	4,907,552,686.34	100.000
Arthur E. Johnson
Affirmative	4,675,370,528.52	95.269
Withheld	232,182,157.82	4.731
TOTAL	4,907,552,686.34	100.000
Michael E. Kenneally
Affirmative	4,683,454,150.28	95.434
Withheld	224,098,536.06	4.566
TOTAL	4,907,552,686.34	100.000
James H. Keyes
Affirmative	4,681,676,716.90	95.397
Withheld	225,875,969.44	4.603
TOTAL	4,907,552,686.34	100.000
Marie L. Knowles
Affirmative	4,673,624,930.52	95.233
Withheld	233,927,755.82	4.767
TOTAL	4,907,552,686.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,678,330,980.10	95.329
Withheld	229,221,706.24	4.671
TOTAL	4,907,552,686.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,957,138,917.49	80.633
Against	654,406,742.96	13.335
Abstain	229,994,032.00	4.687
Broker Non-Votes	66,012,993.89	1.345
TOTAL	4,907,552,686.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts Municipal Income Fund / Fidelity Massachusetts Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

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Irvine, CA

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2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Fidelity Investments
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Cincinnati, OH 45277-0002

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P.O. Box 770001
Cincinnati, OH 45277-0003

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Covington, KY 41015

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
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100 Crosby Parkway - KC1H
Covington, KY 41015

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Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MAS-USAN-0909
1.789293.106

Fidelity®
Massachusetts AMT
Tax-Free Money Market Fund -

Massachusetts AMT Tax-Free
Money Market

Institutional Class

Service Class

Semiannual Report

July 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2009 to July 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2009	Ending Account Value July 31, 2009	Expenses Paid During Period* February 1, 2009 to July 31, 2009
Massachusetts AMT Tax-Free Money Market	.36%
Actual		$ 1,000.00	$ 1,001.40	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.01	$ 1.81
Institutional Class	.25%
Actual		$ 1,000.00	$ 1,001.90	$ 1.24
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Service Class	.50%
Actual		$ 1,000.00	$ 1,000.70	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 7/31/09	% of fund's investments 1/31/09	% of fund's investments 7/31/08
0 - 30	89.9	86.3	87.5
31 - 90	2.8	5.5	5.4
91 - 180	2.1	3.8	3.2
181 - 397	5.2	4.4	3.9
Weighted Average Maturity
	7/31/09	1/31/09	7/31/08
Fidelity Massachusetts AMT Tax-Free Money Market Fund	23 Days	25 Days	22 Days
Massachusetts Tax-Free Money Market Funds Average*	25 Days	24 Days	25 Days
Asset Allocation (% of fund's net assets)
As of July 31, 2009	As of January 31, 2009
Variable Rate Demand Notes (VRDNs) 73.4%	Variable Rate Demand Notes (VRDNs) 75.1%
Commercial Paper (including CP Mode) 6.1%	Commercial Paper (including CP Mode) 7.9%
Tender Bonds 1.7%	Tender Bonds 1.4%
Municipal Notes 5.5%	Municipal Notes 6.3%
Fidelity Tax-Free Cash Central Fund 10.4%	Fidelity Tax-Free Cash Central Fund 4.9%
Other Investments 2.6%	Other Investments 2.4%
Net Other Assets 0.3%	Net Other Assets 2.0%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments July 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.7%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 1.29%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 2,300,000	$ 2,300,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.92% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,100,000	1,100,000
Series 2008 B3, 0.8% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,700,000	1,700,000
		2,800,000
Colorado - 0.7%
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 0.35% (Liquidity Facility Societe Generale) (a)(d)	17,000,000	17,000,000
Florida - 0.7%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.33%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.53%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.4%, VRDN (a)	2,200,000	2,200,000
Sunshine State Govt. Fing. Commission Rev. Series L, 1.05% 8/3/09, LOC Dexia Cr. Local de France, CP	11,000,000	11,000,000
		16,500,000
Georgia - 1.0%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 E, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	16,600,000	16,600,000
Series 2008 H, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	6,855,000	6,855,000
		23,455,000
Maryland - 0.9%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 2.25%, LOC RBS Citizens NA, VRDN (a)	6,600,000	6,600,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 B, 0.41%, LOC Bank of America NA, VRDN (a)	14,500,000	14,500,000
		21,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - 84.6%
Boston Gen. Oblig. Bonds:
Series 2005 A, 5% 1/1/10	$ 6,800,000	$ 6,912,031
Series 2009 A, 2% 4/1/10	5,755,000	5,806,732
Boston Wtr. & Swr. Commission Rev. Bonds Series 2009 B, 3% 11/1/09	3,990,000	4,013,526
Braintree Gen. Oblig. BAN 2.5% 8/14/09	22,200,000	22,207,042
Chatham Gen. Oblig. BAN 1.5% 6/30/10	4,700,000	4,737,048
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,300,000	9,300,000
Falmouth Gen. Oblig. BAN 1.5% 7/16/10	19,792,000	19,984,083
Framingham Gen. Oblig. BAN Series 2009 B, 1.5% 6/18/10	7,476,000	7,538,764
Hingham Gen. Oblig. BAN Series 2008 B, 2.5% 11/25/09	8,237,467	8,273,961
Lexington Gen. Oblig. BAN 1.25% 2/25/10	2,081,490	2,088,512
Lincoln Gen. Oblig. BAN 1.5% 5/14/10	4,000,000	4,030,549
Malden Gen. Oblig. BAN 3.75% 10/23/09	6,100,000	6,108,735
Marion Gen. Oblig. BAN 2.75% 12/11/09	6,995,000	7,031,705
Marlborough Gen. Oblig. BAN 1.5% 6/25/10	7,874,958	7,946,786
Massachusetts Participating VRDN Series Clipper 07 18, 0.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	54,600,000	54,600,000
Massachusetts Bay Trans. Auth. Series 1999, 0.35% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	22,895,000	22,895,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	9,300,000	9,300,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series BA 08 3050X, 0.36% (Liquidity Facility Bank of America NA) (a)(d)	5,940,000	5,940,000
Series DC 8030, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,885,000	5,885,000
Series DCL 08 26, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,100,000	13,100,000
Series DCL 08 28, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	9,020,000	9,020,000
Series DCL 08 29, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	11,500,000	11,500,000
Series MACN 05 E, 0.36% (Liquidity Facility Bank of America NA) (a)(d)	8,900,000	8,900,000
Series PT 4140, 0.42% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	17,770,000	17,770,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Participating VRDN:
Series PT 4368, 0.36% (Liquidity Facility Wells Fargo & Co.) (a)(d)	$ 5,020,000	$ 5,020,000
Series 2008 A2, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,805,000	2,805,000
Series A, 0.45% 8/6/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	6,000,000	6,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.32%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.32%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700,000	3,700,000
(Babson College Proj.) Series 2008 A, 0.4%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,300,000	3,300,000
(Boston Univ. Proj.):
Series U2, 0.25%, LOC BNP Paribas SA, VRDN (a)	10,700,000	10,700,000
Series U3, 0.25%, LOC BNP Paribas SA, VRDN (a)	5,555,000	5,555,000
Series U6E, 0.27%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	22,830,000	22,830,000
(Brandeis Univ. Proj.) Series M, 0.33%, LOC Bank of America NA, VRDN (a)	5,395,000	5,395,000
(Brooksby Village, Inc. Proj.) Series 2004, 0.35%, LOC Bank of America NA, VRDN (a)	45,800,000	45,800,000
(Charles River School Proj.) Series 2007, 2.41%, LOC RBS Citizens NA, VRDN (a)	5,000,000	5,000,000
(Childrens Museum Proj.) Series 2006, 0.9%, LOC RBS Citizens NA, VRDN (a)	14,100,000	14,100,000
(City Year Proj.) Series 2006, 0.38%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.38%, LOC Bank of America NA, VRDN (a)	2,475,000	2,475,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.75%, LOC Bank of America NA, VRDN (a)	4,700,000	4,700,000
Series 2008, 0.75%, LOC Bank of America NA, VRDN (a)	7,340,000	7,340,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.33%, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.38%, LOC Bank of America NA, VRDN (a)	13,335,000	13,335,000
(Judge Rotenburg Ctr. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
(Lasell College Proj.) Series 2008, 2.25%, LOC RBS Citizens NA, VRDN (a)	12,665,000	12,665,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Lasell Village Proj.) Series 2007, 0.32%, LOC Bank of America NA, VRDN (a)	$ 19,755,000	$ 19,755,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.39%, LOC JPMorgan Chase Bank, VRDN (a)	17,000,000	17,000,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 2.35%, LOC RBS Citizens NA, VRDN (a)	17,700,000	17,700,000
(Neighborhood House Charter Proj.) Series 2003 A, 0.32%, LOC Bank of America NA, VRDN (a)	7,100,000	7,100,000
(Newton Country Day School Proj.):
Series 2000, 0.36%, LOC Bank of America NA, VRDN (a)	7,040,000	7,040,000
Series 2005, 0.36%, LOC Bank of America NA, VRDN (a)	10,280,000	10,280,000
(Olin College Proj.) Series 2008 C2, 0.9%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
(Saint Mark's School Proj.) Series 2004, 0.36%, LOC Bank of America NA, VRDN (a)	7,490,000	7,490,000
(Simmons College Proj.) Series G, 0.25%, LOC TD Banknorth, N.A., VRDN (a)	9,775,000	9,775,000
(The May Institute, Inc. Proj.) Series 2006, 0.66%, LOC Banco Santander SA, VRDN (a)	5,195,000	5,195,000
(The Rivers School Proj.) Series 2002, 2.41%, LOC RBS Citizens NA, VRDN (a)	6,800,000	6,800,000
(Third Sector New England, Inc. Proj.) Series 2004 A, 0.32%, LOC Bank of America NA, VRDN (a)	17,350,000	17,350,000
(Worcester Polytechnic Institute Proj.) Series A, 0.32%, LOC TD Banknorth, N.A., VRDN (a)	21,475,000	21,475,000
Series 2001, 0.5% 9/3/09, LOC JPMorgan Chase Bank, CP	5,684,000	5,684,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 A, 5.5% 1/1/10	4,380,000	4,461,829
Series 2001 C:
5.5% 12/1/09	3,645,000	3,699,998
5.5% 12/1/09	1,000,000	1,016,143
Series 2002 A, 5.5% 2/1/10	2,740,000	2,806,504
Series 2004 A, 5% 8/1/09	2,500,000	2,500,000
Series 2008 A:
3% 8/1/09	14,385,000	14,385,000
3% 9/1/09	5,555,000	5,563,979
Participating VRDN:
Series Clipper 07 06, 0.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.44% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	26,900,000	26,900,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series EGL 07 0149, 0.45% (Liquidity Facility Citibank NA) (a)(d)	$ 10,500,000	$ 10,500,000
Series MS 1186, 0.41% (Liquidity Facility Rabobank Nederland) (a)(d)	5,487,000	5,487,000
Series Putters 2022, 0.51% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,955,000	13,955,000
Series Putters 2648, 0.51% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,700,000	3,700,000
Series Putters 301, 0.32% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	1,180,000	1,180,000
Series SG 126, 0.41% (Liquidity Facility Societe Generale) (a)(d)	3,255,000	3,255,000
(Central Artery Proj.) Series 2000 A, 0.36% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	33,400,000	33,400,000
Series 1997 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	37,145,000	37,145,000
Series 1998 A, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	80,465,000	80,465,000
Series 2001 B, 0.37% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	60,100,000	60,100,000
Series 2001 C, 0.37% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	31,700,000	31,700,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.) Series 2008 T3, 1%, tender 2/18/10 (a)	23,300,000	23,300,000
(Univ. of Massachusetts Proj.) Series 2000 A, 0.85%, tender 4/1/10 (a)	6,600,000	6,600,000
(Williams College Proj.) Series 2006 M, 0.53%, tender 4/7/10 (a)	9,000,000	9,000,000
Series 2008 H2, 0.23% tender 8/17/09, CP mode	7,020,000	7,020,000
Participating VRDN:
Series BA 08 3320, 0.36% (Liquidity Facility Bank of America NA) (a)(d)	7,190,000	7,190,000
Series BA 08 3503, 0.36% (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 56, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,000,000	5,000,000
Series Clipper 07 08, 0.41% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,200,000	4,200,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PT 4633, 0.38% (Liquidity Facility Deutsche Postbank AG) (a)(d)	$ 15,765,000	$ 15,765,000
Series Putters 3163, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,550,000	9,550,000
Series Putters 3530, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,495,000	12,495,000
Series ROC II R 10414, 0.38% (Liquidity Facility Citibank NA) (a)(d)	3,775,000	3,775,000
Series ROC II R 10416, 0.38% (Liquidity Facility Citibank NA) (a)(d)	24,050,000	24,050,000
Series SGB 42, 0.39% (Liquidity Facility Societe Generale) (a)(d)	8,700,000	8,700,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.25%, LOC Bank of America NA, VRDN (a)	38,635,000	38,635,000
(Boston Univ. Proj.) Series H, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,300,000	2,300,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.28%, LOC HSBC Bank USA, NA, VRDN (a)	7,000,000	7,000,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L2, 0.3%, LOC Bank of America NA, VRDN (a)	12,200,000	12,200,000
(Endicott College Proj.) Series 2004 D, 0.33%, LOC Bank of America NA, VRDN (a)	6,700,000	6,700,000
(Harvard Univ. Proj.):
Series R, 0.25%, VRDN (a)	10,100,000	10,100,000
Series Y, 0.15%, VRDN (a)	5,900,000	5,900,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.23%, LOC TD Banknorth, NA, VRDN (a)	30,480,000	30,480,000
(Home for Little Wanderers Proj.) Series B, 2.25%, LOC RBS Citizens NA, VRDN (a)	3,835,000	3,835,000
(Massachusetts Institute of Technology Proj.) Series 2001 J2, 0.15%, VRDN (a)	17,950,000	17,950,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	9,800,000	9,800,000
(Northeastern Univ. Proj.):
Series 2008 Q, 0.33%, LOC Bank of America NA, VRDN (a)	22,300,000	22,300,000
Series 2008 W, 0.25%, LOC TD Banknorth, NA, VRDN (a)	9,800,000	9,800,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 D1, 0.25%, VRDN (a)	19,870,000	19,870,000
Series D5, 0.25%, VRDN (a)	1,000,000	1,000,000
Series D6, 0.25%, VRDN (a)	3,855,000	3,855,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Suffolk Univ. Proj.) Series 2008 A, 0.3%, LOC TD Banknorth, NA, VRDN (a)	$ 5,000,000	$ 5,000,000
(Williams College Proj.):
Series E, 0.25%, VRDN (a)	1,050,000	1,050,000
Series I, 0.15%, VRDN (a)	15,600,000	15,600,000
Series 2008 H1, 0.67% 9/2/09, CP	8,000,000	8,000,000
Series 2008 H2, 0.4% 12/4/09, CP	7,020,000	7,020,000
Series B, 2.41%, LOC RBS Citizens NA, VRDN (a)	7,530,000	7,530,000
0.3% 10/1/09, CP	8,180,000	8,180,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Putters 3145, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,550,000	15,550,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.4%, LOC Bank of America NA, VRDN (a)	9,900,000	9,900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 1.25% tender 8/5/09, CP mode	9,700,000	9,700,000
Series 1993 B, 1.98% tender 8/20/09, CP mode	13,500,000	13,500,000
Massachusetts Indl. Fin. Agcy. Rev.:
Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/09	8,500,000	8,500,000
(Goddard House Proj.) 0.35%, LOC Bank of America NA, VRDN (a)	9,100,000	9,100,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.36%, LOC Bank of America NA, VRDN (a)	5,835,000	5,835,000
Massachusetts Port Auth. Rev.:
Series 2003 A, 0.62% 8/4/09, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.25%, LOC Bank of America NA, VRDN (a)	11,900,000	11,900,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0031, 0.45% (Liquidity Facility Citibank NA) (a)(d)	23,500,000	23,500,000
Series EGL 07 0033, 0.45% (Liquidity Facility Citibank NA) (a)(d)	19,800,000	19,800,000
Series EGL 07 0067, 0.45% (Liquidity Facility Citibank NA) (a)(d)	19,100,000	19,100,000
Series EGL 07 0092, 0.45% (Liquidity Facility Citibank NA) (a)(d)	17,700,000	17,700,000
Series Putters 1197, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,305,000	6,305,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Participating VRDN:
Series Putters 1920, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 7,985,000	$ 7,985,000
Series Putters 2286, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,510,000	14,510,000
Series Putters 2857, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,545,000	8,545,000
Series A:
0.25% 8/7/09, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
0.32% 9/9/09, LOC Bank of Nova Scotia, New York Agcy., CP	18,100,000	18,100,000
0.37% 9/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
0.4% 12/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	6,500,000	6,500,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Series PT 4644, 0.41% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,500,000	5,500,000
Series Putters 2847, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	890,000	890,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Bonds (MWRA Ln. Prog.) Series 1999 A, 5.625% 8/1/09	2,000,000	2,000,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.65% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,785,000	13,785,000
Series EGL 06 0097, 0.45% (Liquidity Facility Citibank NA) (a)(d)	3,700,000	3,700,000
Series MS 2935, 0.51% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	11,491,000	11,491,000
Series Putters 2848, 0.56% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,895,000	5,895,000
Series ROC II R 10377, 0.43% (Liquidity Facility Citibank NA) (a)(d)	11,900,000	11,900,000
Series 1995, 0.55% 8/12/09, LOC Bayerische Landesbank Girozentrale, CP	7,500,000	7,500,000
Series 1999, 0.45% 8/4/09, LOC State Street Bank & Trust Co., Boston, CP	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2002 D, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 14,500,000	$ 14,500,000
Series 2008 C, 0.8% (Liquidity Facility Bayerische Landesbank), VRDN (a)	49,300,000	49,300,000
Series 2008 D, 0.8% (Liquidity Facility Bayerische Landesbank), VRDN (a)	31,300,000	31,300,000
Series 2008 E, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	12,000,000	12,000,000
Series 2008 F, 0.18% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	47,400,000	47,400,000
Nantucket Gen. Oblig. BAN 1.75% 2/26/10	9,602,235	9,659,519
Scituate Gen. Oblig. BAN Series A, 1% 3/19/10	4,182,000	4,193,838
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.25%, LOC Lloyds TSB Bank PLC, VRDN (a)	87,200,000	87,200,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.25%, LOC Bank of America NA, VRDN (a)	22,400,000	22,400,000
Westborough Gen. Oblig. BAN:
0.6% 8/28/09	4,774,220	4,774,560
2.5% 8/28/09	6,060,553	6,063,968
Weston Gen. Oblig. BAN 1.5% 2/5/10	17,328,166	17,408,893
		2,025,295,705
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 1%, LOC Landesbank Baden-Wuert, VRDN (a)	2,500,000	2,500,000
North Carolina - 0.1%
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.37%, LOC Branch Banking & Trust Co., VRDN (a)	3,500,000	3,500,000
Pennsylvania - 0.3%
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Marywood Univ. Proj.) Series 2005 A, 0.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,900,000	1,900,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 0.75%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,075,000	3,075,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People Northeast, Inc. Proj.) Series 2006, 2.12%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,075,000	1,075,000
		6,050,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A6, 0.25%, LOC UBS AG, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.41%, LOC Bank of America NA, VRDN (a)	$ 11,985,000	$ 11,985,000
	Shares
Other - 10.4%
Fidelity Tax-Free Cash Central Fund, 0.31% (b)(c)	247,977,389	247,977,389
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,385,463,094)		2,385,463,094
NET OTHER ASSETS - 0.3%		7,075,310
NET ASSETS - 100%		$ 2,392,538,404
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 310,015
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,137,485,705)	$ 2,137,485,705
Fidelity Central Funds (cost $247,977,389)	247,977,389
Total Investments (cost $2,385,463,094)		$ 2,385,463,094
Cash		2,856,614
Receivable for investments sold		10,700,029
Receivable for fund shares sold		2,373,346
Interest receivable		3,421,245
Distributions receivable from Fidelity Central Funds		45,660
Prepaid expenses		176,205
Receivable from investment adviser for expense reductions		72,876
Other affiliated receivables		376
Other receivables		6,366
Total assets		2,405,115,811

Liabilities
Payable for investments purchased	$ 8,500,000
Payable for fund shares redeemed	3,476,097
Distributions payable	68,090
Accrued management fee	406,355
Distribution fees payable	2,451
Other affiliated payables	124,414
Total liabilities		12,577,407

Net Assets		$ 2,392,538,404
Net Assets consist of:
Paid in capital		$ 2,392,289,006
Distributions in excess of net investment income		(3,743)
Accumulated undistributed net realized gain (loss) on investments		253,141
Net Assets		$ 2,392,538,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2009 (Unaudited)

Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($534,838,785 ÷ 534,468,012 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,846,004,892 ÷ 1,845,420,958 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($11,694,727 ÷ 11,691,046 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2009 (Unaudited)

Investment Income
Interest		$ 7,527,870
Income from Fidelity Central Funds		310,015
Total income		7,837,885

Expenses
Management fee	$ 2,508,392
Transfer agent fees	773,082
Distribution fees	11,573
Independent trustees' compensation	4,538
Money Market Guarantee Program fee	670,129
Total expenses before reductions	3,967,714
Expense reductions	(507,615)	3,460,099
Net investment income		4,377,786
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		110,701
Net increase in net assets resulting from operations		$ 4,488,487

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2009 (Unaudited)	Year ended January 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,377,786	$ 57,791,549
Net realized gain (loss)	110,701	430,269
Net increase in net assets resulting from operations	4,488,487	58,221,818
Distributions to shareholders from net investment income	(4,381,529)	(57,789,747)
Distributions to shareholders from net realized gain	(50,686)	(147,614)
Total distributions	(4,432,215)	(57,937,361)
Share transactions - net increase (decrease)	(301,537,280)	(1,131,456,287)
Total increase (decrease) in net assets	(301,481,008)	(1,131,171,830)

Net Assets
Beginning of period	2,694,019,412	3,825,191,242
End of period (including distributions in excess of net investment income of $3,743 and undistributed net investment income of $0, respectively)	$ 2,392,538,404	$ 2,694,019,412

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.016	.033	.031	.022	.009
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.016	.033	.031	.022	.009
Distributions from net investment income	(.001)	(.016)	(.033)	(.031)	(.022)	(.009)
Distributions from net realized gain	- F	- F	- F	- F	-	- F
Total distributions	(.001)	(.016)	(.033)	(.031)	(.022)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.14%	1.64%	3.35%	3.15%	2.19%	.95%
Ratios to Average Net Assets D, E
Expenses before reductions	.36% A	.32%	.34%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.36% A	.32%	.33%	.40%	.40%	.40%
Expenses net of all reductions	.36% A	.27%	.26%	.32%	.32%	.38%
Net investment income	.27% A	1.66%	3.30%	3.11%	2.20%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 534,839	$ 638,141	$ 855,065	$ 1,831,864	$ 1,388,517	$ 986,968

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.017	.027
Net realized and unrealized gain (loss) G	-	-	-
Total from investment operations	.002	.017	.027
Distributions from net investment income	(.002)	(.017)	(.027)
Distributions from net realized gainG	-	-	-
Total distributions	(.002)	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.19%	1.74%	2.72%
Ratios to Average Net Assets D, F
Expenses before reductions	.31% A	.27%	.25% A
Expenses net of fee waivers, if any	.25% A	.22%	.20% A
Expenses net of all reductions	.25% A	.17%	.15% A
Net investment income	.38% A	1.76%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,846,005	$ 2,049,073	$ 2,920,504

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

Six months ended July 31, 2009

Years ended January 31,

(Unaudited)

2009

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.015	.025
Net realized and unrealized gain (loss) G	-	-	-
Total from investment operations	.001	.015	.025
Distributions from net investment income	(.001)	(.015)	(.025)
Distributions from net realized gain G	-	-	-
Total distributions	(.001)	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.07%	1.49%	2.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.56% A	.52%	.49% A
Expenses net of fee waivers, if any	.50% A	.46%	.45% A
Expenses net of all reductions	.50% A	.42%	.39% A
Net investment income	.13% A	1.51%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,695	$ 6,805	$ 49,623

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2009 (Unaudited)

1. Organization.

Fidelity Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, September 28, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Fund. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Cost for federal income tax purposes	$ 2,385,463,094

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total amount paid to and retained by FDC were as follows:

	Service Fee	Paid to FDC	Retained by FDC
Service Class	.25%	$ 11,573	$ 2,067

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Massachusetts AMT Tax-Free Money Market	$ 289,621.10
Institutional Class	481,144.05
Service Class	2,317.05
	$ 773,082

*Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $497,431 and $2,386, respectively.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Service Class	$ 376

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced the Fund's expenses by $7,422.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 789,472	$ 12,920,983
Institutional Class	3,586,540	44,509,611
Service Class	5,517	359,153
Total	$ 4,381,529	$ 57,789,747
From net realized gain
Massachusetts AMT Tax-Free Money Market	$ 12,024	$ 35,203
Institutional Class	38,499	112,067
Service Class	163	344
Total	$ 50,686	$ 147,614

Semiannual Report

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2009	Year ended January 31, 2009
Massachusetts AMT Tax-Free Money Market Shares sold	98,900,704	659,862,417
Reinvestment of distributions	741,425	12,133,153
Shares redeemed	(202,913,915)	(888,948,627)
Net increase (decrease)	(103,271,786)	(216,953,057)
Institutional Class Shares sold	310,534,140	2,004,213,721
Reinvestment of distributions	2,995,405	37,385,503
Shares redeemed	(516,682,877)	(2,913,285,902)
Net increase (decrease)	(203,153,332)	(871,686,678)
Service Class Shares sold	8,926,721	33,384,645
Reinvestment of distributions	1,432	25,971
Shares redeemed	(4,040,315)	(76,227,168)
Net increase (decrease)	4,887,838	(42,816,552)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has fluctuated significantly due to market volatility. As a result, the Fund's cash position may be significant during the period.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on August 14, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	4,648,389,032.15	94.719
Withheld	259,163,654.19	5.281
TOTAL	4,907,552,686.34	100.000
Albert R. Gamper, Jr.
Affirmative	4,677,208,938.31	95.306
Withheld	230,343,748.03	4.694
TOTAL	4,907,552,686.34	100.000
Abigail P. Johnson
Affirmative	4,668,111,507.17	95.121
Withheld	239,441,179.17	4.879
TOTAL	4,907,552,686.34	100.000
Arthur E. Johnson
Affirmative	4,675,370,528.52	95.269
Withheld	232,182,157.82	4.731
TOTAL	4,907,552,686.34	100.000
Michael E. Kenneally
Affirmative	4,683,454,150.28	95.434
Withheld	224,098,536.06	4.566
TOTAL	4,907,552,686.34	100.000
James H. Keyes
Affirmative	4,681,676,716.90	95.397
Withheld	225,875,969.44	4.603
TOTAL	4,907,552,686.34	100.000
Marie L. Knowles
Affirmative	4,673,624,930.52	95.233
Withheld	233,927,755.82	4.767
TOTAL	4,907,552,686.34	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	4,678,330,980.10	95.329
Withheld	229,221,706.24	4.671
TOTAL	4,907,552,686.34	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	3,957,138,917.49	80.633
Against	654,406,742.96	13.335
Abstain	229,994,032.00	4.687
Broker Non-Votes	66,012,993.89	1.345
TOTAL	4,907,552,686.34	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Massachusetts AMT Tax-Free Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

Fidelity Research & Analysis Company

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMA-USAN-0909
1.854002.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 9, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 9, 2009